Annual Fund Operating Expenses	Mar. 30, 2026
Saturna Growth Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.98%
Saturna Growth Fund | Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.75%
Saturna International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Saturna International Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.01%
Net Expenses (as a percentage of Assets)	1.01%
Saturna International Fund | Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.75%
Saturna Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Saturna Core Fund | Saturna Core Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
Saturna Global Sustainable Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	0.60%

[1]	The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses of the Fund’s Z Shares to the extent necessary to ensure that the net operating expenses of the Fund’s Z Shares, excluding brokerage commissions, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
[2]	The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that the net operating expenses, excluding brokerage commissions, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
[3]	The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that the net operating expenses, excluding brokerage commissions, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.60%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.